Contribution Plan	12 Months Ended
Aug. 31, 2023
Contribution Plan [Abstract]
CONTRIBUTION PLAN
22.	CONTRIBUTION PLAN

In mainland China, full-time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total contributions for such employee benefits were RMB 166,765, RMB 33,002 and RMB 39,859 for the years ended August 31, 2021, 2022 and 2023, respectively, of which RMB 139,367 was related to discontinued operations for the year ended August 31, 2021.

The Company also provides other defined contribution plans for the benefit of overseas employees. Total contribution for such employee benefits for the years ended August 31, 2021, 2022 and 2023 were recorded in consolidated statements of operations in an amount of RMB 27,350, RMB 29,434 and RMB 32,393, respectively.